Summary of significant accounting policies - Impairment of long-lived assets, revenue recognition, cost of revenues, advertising expenses, leases, comprehensive loss and segment reporting (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Impairment of long-lived assets
Impairment charge	$ 0	¥ 0	¥ 0	¥ 0
Revenue recognition
Rebates to advertising agencies	2,957	19,155	11,925	7,878
Revenue from flight and flight related, accomodation reservation and other services booked on a gross basis	$ 93,322	¥ 604,519
Expiration period of product-specific coupons	3 months	3 months
Cost of revenues
Sales taxes and surcharges incurred in cost of revenues	$ 39,558	¥ 256,246	164,894	83,641
Advertising expenses
Advertising expenses	$ 268,222	1,737,490	595,476	208,230
Leases
Capital leases		0	0
Comprehensive loss
Reclassifications out of accumulated other comprehensive (loss) income to net loss		¥ 0	¥ 0	¥ 0
Segment reporting
Number of reportable segments | item	1	1